Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of financial liabilities [abstract]
Schedule of Other Financial Liabilities

	JPY (millions) As of March 31
	2025	2026
Derivative financial instruments (Note 26)	¥16,528	¥20,524
Lease liabilities (Note 26)	573,325	594,520
Financial liabilities associated with programs to sell certain receivables	67,223	79,788
Financial liabilities associated with contingent consideration arrangements (Note 26)	4,362	3,185
Other	108,582	14,452
Total	¥770,020	¥712,469
Non-current	¥550,900	¥571,248
Current	¥219,120	¥141,220